Schedule of Investments (unaudited) May 31, 2019	iShares® 3-7 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.4%
U.S. Treasury Note/Bond
1.38%, 06/30/23	$27,092	$26,501,577
1.38%, 08/31/23	10,078	9,850,064
1.50%, 01/31/22	606	599,490
1.50%, 02/28/23	170,340	167,764,938
1.50%, 03/31/23	69,280	68,216,444
1.50%, 08/15/26	8,462	8,154,261
1.63%, 08/15/22	13,318	13,200,427
1.63%, 08/31/22	41,799	41,431,626
1.63%, 11/15/22	6,818	6,752,750
1.63%, 04/30/23	86,482	85,505,304
1.63%, 05/31/23	14,600	14,432,898
1.63%, 02/15/26	230,672	224,905,200
1.63%, 05/15/26	311,372	303,137,671
1.75%, 03/31/22	3,353	3,338,069
1.75%, 04/30/22	25,697	25,578,553
1.75%, 05/15/22	83,598	83,215,931
1.75%, 05/31/22	48,810	48,583,110
1.75%, 06/30/22	39,909	39,739,075
1.75%, 09/30/22	27,956	27,814,036
1.75%, 01/31/23	33,764	33,563,526
1.75%, 05/15/23	402,594	399,904,797
1.88%, 01/31/22	1,891	1,888,636
1.88%, 03/31/22	3,036	3,033,940
1.88%, 04/30/22	254,175	253,896,996
1.88%, 05/31/22	36,319	36,283,432
1.88%, 07/31/22	39,711	39,672,220
1.88%, 08/31/22	103,344	103,230,967
1.88%, 09/30/22	199,875	199,726,655
1.88%, 10/31/22	37,587	37,541,484
2.00%, 07/31/22	19,921	19,978,584
2.00%, 10/31/22	60,177	60,348,598
2.00%, 11/30/22	5,294	5,308,889
2.00%, 02/15/23	63,921	64,100,778
2.00%, 04/30/24	9,340	9,361,161
2.00%, 05/31/24	17,199	17,256,106
2.00%, 06/30/24	48,696	48,806,327
2.00%, 02/15/25	438,960	439,319,983
2.00%, 11/15/26	102,000	101,629,453
2.13%, 06/30/22	159,767	160,815,471
2.13%, 12/31/22	1,264	1,273,332
2.13%, 11/30/23	259,260	261,325,575
2.13%, 02/29/24	139,586	140,720,338
2.13%, 03/31/24	31,259	31,517,864
2.13%, 07/31/24	22,708	22,896,938
2.13%, 09/30/24	22,708	22,890,729
2.13%, 05/15/25	275,535	277,440,066
2.25%, 04/15/22	16,270	16,426,345

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.25%, 12/31/23	$107,832	$109,276,781
2.25%, 01/31/24	22,610	22,915,588
2.25%, 10/31/24	23,840	24,186,425
2.25%, 11/15/24	333,794	338,501,016
2.25%, 12/31/24	65,449	66,397,499
2.25%, 11/15/25	483,337	490,001,763
2.38%, 01/31/23	50,950	51,767,986
2.38%, 08/15/24	677,377	691,136,220
2.50%, 03/31/23	36,698	37,485,000
2.50%, 05/15/24	378,030	387,805,621
2.63%, 02/28/23	159,813	163,852,024
2.63%, 06/30/23	14,900	15,308,004
2.63%, 12/31/23	52,005	53,554,993
2.63%, 03/31/25	12,365	12,797,775
2.75%, 04/30/23	121,017	124,770,417
2.75%, 05/31/23	65,738	67,807,720
2.75%, 08/31/23	6,250	6,457,520
2.75%, 11/15/23	88,742	91,782,107
2.75%, 02/15/24	334,010	346,117,862
2.75%, 02/28/25	6,857	7,142,530
2.75%, 06/30/25	11,913	12,423,025
2.88%, 10/31/23	12,693	13,193,283
2.88%, 05/31/25	55,687	58,450,017
2.88%, 11/30/25	14,128	14,861,994
3.00%, 09/30/25	26,535	28,088,749
7.13%, 02/15/23	11,035	13,075,537
7.25%, 08/15/22	25,419	29,606,184
7.63%, 02/15/25	7,396	9,627,223

		7,297,271,477

Total U.S. Government Obligations — 99.4% (Cost: $7,174,424,662)		7,297,271,477

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(a)(b)	70,642	70,641,745

Total Short-Term Investments — 1.0% (Cost: $70,641,745)		70,641,745

Total Investments in Securities — 100.4% (Cost: $7,245,066,407)		7,367,913,222

Other Assets, Less Liabilities — (0.4)%		(29,402,812)

Net Assets — 100.0%		$7,338,510,410

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® 3-7 Year Treasury Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 05/31/19 (000)	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	9,761	60,881	70,642	$70,641,745	$127,697	(a)	$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$7,297,271,477	$—	$7,297,271,477
Money Market Funds	70,641,745	—	—	70,641,745

	$70,641,745	$7,297,271,477	$—	$7,367,913,222

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